OPERATING LEASES (Details) - Schedule of future minimum non-cancelable rental income	Jul. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
2024	$ 14,518,502
2025	12,097,444
2026	11,031,655
2027	9,766,641
2028	8,883,195
After 2028	31,453,230
Total	87,750,667
Company Owned Property [Member]
Property, Plant and Equipment [Line Items]
2024	10,442,346
2025	8,960,152
2026	8,028,846
2027	6,906,617
2028	6,069,044
After 2028	25,835,446
Total	66,242,451
Leased Property [Member]
Property, Plant and Equipment [Line Items]
2024	4,076,156
2025	3,137,292
2026	3,002,809
2027	2,860,024
2028	2,814,151
After 2028	5,617,784
Total	$ 21,508,216